SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Policies)	12 Months Ended
Dec. 31, 2023
Accounting Policies [Abstract]
Investments in Equity Investees

Investments in Equity Investees

Atmus uses the equity method to account for its investments in joint ventures, affiliated companies and alliances in which Atmus has the ability to exercise significant influence, generally represented by equity ownership or partnership equity of at least 20 percent but not more than 50 percent. Generally, under the equity method, original investments in these entities are recorded at cost and subsequently adjusted by Atmus’ share of equity in income or losses after the date of acquisition. Equity in income or losses of each investee is recorded according to Atmus’ level of ownership; if losses accumulate, Atmus records its share of losses until its investment has been fully depleted. If Atmus’ investment has been fully depleted, Atmus recognizes additional losses only when it is the primary funding source. Atmus eliminates (to the extent of its ownership percentage) in its Consolidated Financial Statements the profit in inventory held by its equity method investees that has not yet been sold to a third-party. Dividends received from equity method investees reduce the amount of its investment when received and do not impact its earnings. Atmus’ investments are classified as “Investments and advances related to equity method investees” in its Consolidated Balance Sheets. Atmus’ share of the results from joint ventures, affiliated companies and alliances is reported in its Consolidated Statements of Net Income as “Equity, royalty and interest income from investees” and is reported net of all applicable income taxes. Atmus’ foreign equity investees are presented net of applicable foreign income taxes in its Consolidated Statements of Net Income. See Note 5, Investments in Equity Investees, for additional information.

Use of Estimates in the Preparation of the Consolidated Financial Statements

Use of Estimates in the Preparation of the Consolidated Financial Statements

Preparation of financial statements requires management to make estimates and assumptions that affect reported amounts presented and disclosed in Atmus’ Consolidated Financial Statements. Significant estimates and assumptions in these Consolidated Financial Statements require the exercise of judgement and are used for, but not limited to, estimates of future cash flows and other assumptions associated with goodwill and long-lived asset impairment tests, useful lives for depreciation and amortization, warranty programs, restructuring costs, income taxes, deferred tax valuation allowances, contingencies and allowances for doubtful accounts. Due to the inherent uncertainty involved in making estimates, actual results reported in future periods may be different from these estimates.

Revenue From Contracts with Customers

Revenue From Contracts with Customers

Revenue Recognition Sales of Products

Atmus sells to customers either through long-term arrangements or standalone purchase orders. Atmus’ long-term arrangements generally do not include committed volumes until underlying purchase orders are issued. Typically, Atmus recognizes revenue on the products it sells at a point in time, in accordance with shipping terms or other contractual arrangements. All related shipping and handling costs are accrued at the time the related performance obligation has been satisfied.

Atmus’ sales arrangements may include the collection of sales and other similar taxes that are then remitted to the related taxing authority. Atmus has elected to present the amounts collected for these taxes net of the related tax expense rather than presenting them as additional revenue.

Atmus grants credit limits and terms to customers based upon traditional practices and competitive conditions. Typical terms vary by market, but payments are generally due in 60 days or less from invoicing for most of Atmus’ product sales.

Sales Incentives

Atmus provides various sales incentives to both Atmus’ distribution network and OEM customers. These programs are designed to promote the sale of Atmus’ products or encourage the usage of Atmus’ products by OEM customers. When there is uncertainty surrounding these sales incentives, Atmus may reduce the amount of revenue Atmus recognizes under a contract through an incentive accrual. When the uncertainty has been resolved the accrual will be adjusted accordingly. Sales incentives primarily fall into three categories:

●	Aftermarket rebates;
●	Volume and growth rebates; and
●	Marketing Development Fund (“MDF”).

For aftermarket rebates, Atmus provides incentives to promote sales to certain dealers and end- markets. These rebates are typically paid on a quarterly, or more frequent, basis. At the time of the sale, Atmus considers the expected amount of these rebates when determining the overall transaction price. Estimates are adjusted at the end of each month or quarter based sales and historical experience.

For volume and growth rebates, Atmus provides certain customers with rebate opportunities for attaining specified volumes during a particular quarter or year. Atmus considers the expected amount of these rebates at the time of the original sale as it determines the sales revenue. Atmus updates its assessment of the amount of rebates that will be earned on a monthly or quarterly basis based on its best estimate of the volume levels the customer will reach during the measurement period.

For MDF’s, these are funds to support Atmus’ customers primarily for business development, marketing and advertising programs, promotional items jointly developed, dealer incentives and partnering programs. Depending on the agreement, the funds are accrued for and paid on a quarterly basis, annual basis, or as agreed with those customers receiving these funds.

Sales Returns

The initial determination of the sales revenue may also be impacted by product returns. Rights of return do not exist for the majority of Atmus’ sales other than for quality issues. Atmus does offer certain return rights in its aftermarket business, where some aftermarket customers are permitted to return a small amount of filters each year. An estimate of future returns is accounted for at the time of sale as a reduction in the overall sales revenue based on historical return rates.

Foreign Currency Transactions and Translation

Foreign Currency Transactions and Translation

Atmus translates assets and liabilities of foreign entities to U.S. dollars, where the local currency is the functional currency, at month-end exchange rates. Atmus translates income and expenses to U.S. dollars using weighted-average exchange rates. Atmus records adjustments resulting from translation in a separate component of accumulated other comprehensive loss and include the adjustments in net income only upon sale, loss of controlling financial interest or liquidation of the underlying foreign investment.

Foreign currency transaction gains and losses are included in net income. For foreign entities where the U.S. dollar is the functional currency, including those operating in highly inflationary economies when applicable, Atmus remeasures non-monetary balances and the related income statement amounts using historical exchange rates. Atmus includes the resulting gains and losses in net income, including the effect of derivatives in its Consolidated Statements of Net Income, which combined with transaction gains (losses) amounted to $(3.3) million, $0.3 million and $0.4 million for the years ended December 31, 2023, 2022 and 2021, respectively.

Income Tax Accounting

Income Tax Accounting

Atmus determines its income tax expense using the asset and liability method. Under this method, deferred tax assets and liabilities are recognized for the future tax effects of temporary differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax basis. Future tax benefits of net operating loss and credit carryforwards are also recognized as deferred tax assets. Atmus evaluates the recoverability of its deferred tax assets each quarter by assessing the likelihood of future profitability and available tax planning strategies that could be implemented to realize Atmus’ net deferred tax assets. A valuation allowance is recorded to reduce the tax assets to the net value management believes is more likely than not to be realized. In the event Atmus’ operating performance deteriorates, future assessments could conclude that a larger valuation allowance will be needed to further reduce the deferred tax assets. In addition, Atmus operates within multiple taxing jurisdictions and are subject to tax audits in these jurisdictions. These audits can involve complex issues, which may require an extended period of time to resolve. Atmus accrues for the estimated additional tax and interest that may result from tax authorities disputing uncertain tax positions. Atmus believes it made adequate provisions for income taxes for all years that are subject to audit based upon the latest information available.

Atmus’ income tax provision was prepared following the separate return method, which applies Accounting Standards Codification (“ASC”) 740 to the standalone financial statements of each member of the combined group as if the group member were a separate and standalone enterprise. Due to this treatment, tax transactions included in the Consolidated Financial Statements of the Parent may not be included in the separated Consolidated Financial Statements of the Company. Similarly, there may be certain tax attributes within the Consolidated Financial Statements of the Company that would not be found in the Consolidated Financial Statements and tax returns of the Parent. Examples of such items include net operating losses, tax credits carry forwards and valuation allowances, which may exist in the standalone financial statements but not in the Parent’s Consolidated Financial Statements.

Furthermore, the Consolidated Financial Statements do not reflect any amounts due to or due from the Parent for income tax related matters as these matters are settled at the end of each year.

A more complete description of Atmus’ income taxes and the future benefits of its net operating loss and credit carryforwards is disclosed in Note 6, Income Taxes.

Russian Operations

Russian Operations

On March 17, 2022, Cummins’ Board of Directors decided to indefinitely suspend its operations in Russia due to the ongoing conflict in Ukraine. As a result of the suspension of operations, Atmus evaluated the recoverability of assets in Russia and assessed other liabilities that may have been incurred. Atmus has experienced, and expect to continue to experience, an inability to collect customer receivables. Atmus also determined that it has some inventory items that were designated specifically for Russia that will not be able to be used elsewhere.

As a result of this suspension, approximately $1.7 million of accounts receivable were reserved for and $0.6 million of inventory was written off in 2022. As of December 31, 2023, the accounts receivable reserves for Atmus’ Russia operations were $1.5 million and no inventory was written off during the year. The associated expense is recorded within Other operating expense, net and Cost of sales, respectively, in the Consolidated Statements of Net Income.

Cash and Cash Equivalents

Cash and Cash Equivalents

Cash and cash equivalents consist of bank checking accounts and money market accounts. Atmus considers all highly liquid investments with original maturities of three months or less at the time of purchase to be cash equivalents. Cash and cash equivalents are carried at cost, which approximates fair value.

Accounts Receivable and Allowance for Doubtful Accounts

Accounts Receivable and Allowance for Doubtful Accounts

Trade accounts receivable represent amounts billed to customers and not yet collected or amounts that have been earned but may not be billed until the passage of time and are recorded when the right to consideration becomes unconditional. Trade accounts receivable are recorded at the invoiced amount, which approximates net realizable value and generally do not bear interest. The allowance for doubtful accounts is Atmus’ best estimate of the amount of expected credit losses in its existing accounts receivable. Atmus determines the allowance based on its historical collection experience and by performing an analysis of its accounts receivable in light of the current economic environment. This estimate of expected losses reflects those losses expected to occur over the contractual life of the receivable. Atmus reviews its allowance for doubtful accounts at least quarterly, and more frequently as needed. In addition, when necessary, Atmus provides an allowance for the full amount of specific accounts deemed to be uncollectible. Account balances are charged off against the allowance in the period in which it determines that it is probable the receivable will not be recovered. The allowance for doubtful accounts balances were $2.9 million and $2.4 million at December 31, 2023 and 2022, respectively; the increase was principally driven by Russia as described above. Bad debt write-offs were not material during the three years ended December 31, 2023.

Inventories

Inventories

Atmus’ inventories are stated at the lower of cost or net realizable value. As of December 31, 2023 and 2022, approximately 32.1% and 34.4%, respectively, of its inventories were valued using the last- in, first-out (LIFO) cost method. The cost of other inventories is generally valued using the first-in, first-out (FIFO) cost method. Atmus’ inventories include estimates for adjustments related to annual physical inventory results and for inventory cost changes under the LIFO cost method. Due to significant movements of partially-manufactured components and parts between manufacturing plants, Atmus does not internally measure, nor do its accounting systems provide, a meaningful segregation between raw materials and work-in-process. See Note 7, Inventories, for additional information.

Property, Plant and Equipment

Property, Plant and Equipment

Atmus records property, plant and equipment at cost, inclusive of finance lease assets, with the adoption of ASC 842. Atmus depreciates the cost of the majority of its property, plant and equipment using the straight-line method with depreciable lives ranging from 20 to 40 years for buildings and 3 to 15 years for machinery, equipment and fixtures. Finance lease asset amortization is recorded in depreciation expense. Atmus expenses normal maintenance and repair costs as incurred. Depreciation expense totaled $21.5 million, $20.7 million and $21.0 million for the years ended December 31, 2023, 2022 and 2021, respectively. See Note 8, Property, Plant and Equipment and Note 9, Leases, for additional information.

Impairment of Long-Lived Assets

Impairment of Long-Lived Assets

Atmus reviews its long-lived assets for possible impairment whenever events or circumstances indicate that the carrying value of an asset or asset group may not be recoverable. Atmus assesses the recoverability of the carrying value of the long-lived assets at the lowest level for which identifiable cash flows are largely independent of the cash flows of other assets and liabilities. An impairment of a long-lived asset or asset group exists when the expected future pre-tax cash flows (undiscounted and without interest charges) estimated to be generated by the asset or asset group is less than its carrying value. If these cash flows are less than the carrying value of such asset or asset group, an impairment loss is measured based on the difference between the estimated fair value and carrying value of the asset or asset group. Assumptions and estimates used to estimate cash flows in the evaluation of impairment and the fair values used to determine the impairment are subject to a degree of judgment and complexity. Any changes to the assumptions and estimates resulting from changes in actual results or market conditions from those anticipated may affect the carrying value of long-lived assets and could result in a future impairment charge.

Leases

Leases

Atmus determines if an arrangement contains a lease in whole or in part at the inception of the contract. Right-of-use (“ROU”) assets represent its right to use an underlying asset for the lease term while lease liabilities represent its obligation to make lease payments arising from the lease. All leases greater than 12 months result in the recognition of a ROU asset and a liability at the lease commencement date based on the present value of the lease payments over the lease term. As most of Atmus’ leases do not provide the information required to determine the implicit rate, Atmus uses its incremental borrowing rate based on the information available at commencement date in determining the present value of lease payments. This rate is determined considering factors such as the lease term, Atmus’ credit standing and the economic environment of the location of the lease. Atmus uses the implicit rate when readily determinable.

Atmus’ lease terms include all non-cancelable periods and may include options to extend (or to not terminate) the lease when it is reasonably certain that Atmus will exercise that option. Leases that have a term of 12 months or less at the commencement date are expensed on a straight-line basis over the lease term and do not result in the recognition of an asset or a liability.

Lease expense for operating leases is recognized on a straight-line basis over the lease term. Lease expense for finance leases is generally front-loaded as the finance lease ROU asset is depreciated on a straight- line basis, but interest expense on the liability is recognized utilizing the interest method that results in more expense during the early years of the lease. Atmus has lease agreements with lease and non-lease components, primarily related to real estate, vehicle and information technology (“IT”) assets. For vehicle and real estate leases, Atmus accounts for the lease and non-lease components as a single lease component. For IT leases, Atmus allocates the payment between the lease and non-lease components based on the relative value of each component. See Note 9, Leases, for additional information.

Goodwill

Goodwill

Atmus has the option to first assess qualitative factors to determine whether it is more likely than not that the fair value of a reporting unit is less than its carrying value as a basis for determining whether it is necessary to perform an annual quantitative goodwill impairment test. Atmus has elected this option for Atmus’ reporting unit. In addition, the carrying value of goodwill must be tested for impairment on an interim basis in certain circumstances where impairment may be indicated.

When Atmus is required or opt to perform the quantitative impairment test, the fair value of its reporting unit is estimated with either the market approach or the income approach using a discounted cash flow model. Atmus’ income approach method uses a discounted cash flow model in which cash flows anticipated over several periods, plus a terminal value at the end of that time horizon, are discounted to their present value using an appropriate rate of return.

The discounted cash flow model requires Atmus to make projections of revenue, gross margin, operating expenses, working capital investment and fixed asset additions for Atmus’ reporting unit over a multi-year period. Additionally, management must estimate a weighted-average cost of capital, which reflects a market rate, for Atmus’ reporting unit for use as a discount rate. The discounted cash flows are compared to the carrying value of the reporting unit and, if less than the carrying value, the difference is recorded as a goodwill impairment loss. In addition, Atmus also performs a sensitivity analysis to determine how much its forecasts can fluctuate before the fair value of a reporting unit would be lower than its carrying amount.

Atmus performs the required procedures as of the end of its fiscal third quarter.

Changes in Atmus’ projections or estimates, a deterioration of its operating results and the related cash flow effect or a significant increase in the discount rate could decrease the estimated fair value of its reporting unit and result in a future impairment of goodwill. See Note 10, Goodwill, for additional information.

Warranty

Warranty

Atmus estimates and records a liability for standard warranty programs at the time its products are sold. Atmus’ estimates are based on historical experience and reflect management’s best estimates of expected costs at the time products are sold and subsequent adjustment to those expected costs when actual costs differ. As a result of the uncertainty surrounding the nature and frequency of product campaigns, the liability for such campaigns is recorded when Atmus commits to a recall action or when a recall becomes probable and estimable, which generally occurs when it is announced. Atmus reviews and assesses the liability for these programs on a quarterly basis. See Note 11, Product Warranty Liability, for additional information.

Research and Development

Research and Development

Atmus’ research and development programs are focused on product improvements, product extensions, innovations and cost reductions for its customers. Research and development expenditures include salaries, contractor fees, building costs, utilities, testing, technical IT, administrative expenses and allocation of corporate costs and are expensed, net of contract reimbursements, when incurred. Research and development expenses were $42.3 million, $38.5 million and $41.6 million for the years ended December 31, 2023, 2022 and 2021, respectively.

Related Party Transactions

Related Party Transactions

In accordance with the provisions of various joint venture agreements, Atmus may purchase products and components from its joint ventures, sell products and components to its joint ventures and its joint ventures may sell products and components to unrelated parties. Joint venture transfer prices may differ from normal selling prices. Certain joint venture agreements transfer product at cost, some transfer product on a cost-plus basis, and others transfer product at market value. Atmus also may purchase products and components from other Cummins’ owned entities and sell products to other Cummins’ owned entities. These purchases and sales take place on terms resulting in margins within a reasonable range of market rates. See Note 16, Relationship with Parent and Related Parties, for additional information.

Segment Information

Segment Information

Atmus operates its business as one operating segment and also one reportable segment based on the manner in which Atmus reviews and evaluates operating performance. The operating results are regularly reviewed by Atmus’ chief operating decision maker on a consolidated basis. The chief operating decision maker is Atmus’ Chief Executive Officer.

Stock-Based Compensation

Stock-Based Compensation

Atmus maintains a share-based compensation plan, which authorizes the granting of various equity-based incentives, including restricted stock units (“RSU”s) and performance share units (“PSU”s). Stock compensation expense is generally amortized on a straight line basis over the service period during which awards are expected to vest, generally three years.

RSUs are typically granted to selected management employees on an annual basis and vest over three years. Dividend equivalents are paid during the vesting period. The fair value of Atmus’ RSUs and other stock-based awards is measured at the market price of its Common Stock on the grant date.

PSUs vest based on varying performance, market and service conditions. The fair value of Atmus’ PSUs is measured at the market price of Atmus’ Common Stock on the grant date. The final award may equal 0 – 200 percent of the target grant, based on Atmus’ actual performance during the vesting period.

Forfeitures are estimated on the grant date for all of Atmus’ stock-based compensation awards.

Pension and other Postretirement Benefits

Pensions and other Postretirement Benefits

Atmus and its Parent provide a range of benefits, including pensions, postretirement and post-employment benefits to eligible current and former employees, of which certain of Atmus’ employees participate. For purposes of Atmus’ Consolidated Financial Statements, participation in Cummins plans is being treated as a multiemployer plan. Accordingly, the benefit obligations, plan assets and accumulated other comprehensive income (loss) amounts are not shown in the Consolidated Balance Sheets for these plans. Atmus plans that have been transferred as part of the transaction, however, are treated as single-employer plans. See Note 13, Pensions and Other Postretirement Benefits, for more information.

Net Parent Investment

Net Parent Investment

Net Parent Investment represents Atmus’ Parent’s historical investment in Atmus, its accumulated net earnings after taxes and the net effect of transactions with and allocations from its Parent prior to the IPO.

Net Parent Investment in the Consolidated Balance Sheets represents Cummins’ net investment in Atmus and is presented in lieu of shareholders’ equity. The Consolidated Statements of Changes in Net Parent Investment include net cash transfers between Cummins and Atmus pursuant to the centralized cash management and other treasury-related functions performed by Cummins. The Net Parent Investment account includes the settlement and net effect of transactions with and corporate allocations from Cummins including administrative expenses such as corporate finance, accounting and field shared services, information services, human resources, marketing, corporate office and other services.

In the separation agreement, there were certain assets and liabilities which were retained by Cummins and were reflected as Net Parent Investment in the Company’s Consolidated Financial Statements, and those that were transferred to the Company through Net Parent Investment in the Company’s Consolidated Financial Statements.

The net effect of other assets and liabilities and related income and expenses recorded at the corporate level and pushed down to Atmus are also included in Net Parent Investment.

All transactions reflected in Net Parent Investment in the accompanying Consolidated Balance Sheets have been considered cash receipts and payments for purposes of the Consolidated Statements of Cash Flows and are reflected in financing activities in the accompanying Consolidated Statements of Cash Flows with the exception of certain non-cash items related to an unrecognized tax liability for FIN48 reserves and leased assets and related depreciation, which were retained by Cummins upon completion of Atmus’ IPO. These items have been included as supplemental information to the Consolidated Statements of Cash Flows.

Recent Accounting Pronouncements Net Yet Adopted

Recent Accounting Pronouncements Net Yet Adopted

Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures

In November 2023, the Financial Accounting Standards Board (“FASB”) issued Accounting Standard Update (ASU) No. 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures, which requires a public entity to disclose significant segment expenses and other segment items on an annual and interim basis and provide in interim periods all disclosures about a reportable segment’s profit or loss and assets that are currently required annually. Additionally, it requires a public entity to disclose the title and position of the Chief Operating Decision Maker (“CODM”). The ASU does not change how a public entity identifies its operating segments, aggregates them, or applies the quantitative thresholds to determine its reportable segments. The new standard is effective for fiscal years beginning after December 15, 2023, and interim periods within fiscal years beginning after December 15, 2024, with early adoption permitted. A public entity should apply the amendments in this ASU retrospectively to all prior periods presented in the financial statements. Atmus expect this ASU to only impact Atmus’ disclosures with no impacts to Atmus’ results of operations, cash flows and financial condition.

Income Taxes (Topic 740): Improvements to Income Tax Disclosures

In December 2023, the FASB issued ASU No. 2023-09: Income Taxes (Topic 740): Improvements to Income Tax Disclosures that requires entities to disclose additional information about federal, state, and foreign income taxes primarily related to the income tax rate reconciliation and income taxes paid. The new standard also eliminates certain existing disclosure requirements related to uncertain tax positions and unrecognized deferred tax liabilities. The guidance is effective for Atmus’ fiscal year ending December 31, 2025, with early adoption permitted. The guidance does not affect recognition or measurement in Atmus’ consolidated financial statements. Atmus expects this ASU to only impact its disclosures with no impacts to Atmus’ results of operations, cash flows and financial condition.